Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of segment reporting information

	Nine months ended	Nine months ended
	March 31, 2026	March 31, 2025

Clinical studies	$6,602,000	$4,097,000
Clinical teams	3,255,000	2,968,000
Chemistry, manufacturing and controls	142,000	726,000
Other research and development expenses	384,000	251,000
General and administrative expenses	6,377,000	6,189,000
Amortization of intangible assets	172,000	172,000
Other income, net	(505,000)	(350,000)
Net loss	$(16,427,000)	$(14,053,000)

	For the Year Ended	For the Year Ended
	June 30, 2025	June 30, 2024

Clinical studies	$3,660,000	$11,081,000
Clinical teams	4,479,000	8,873,000
Chemistry, manufacturing and controls	834,000	2,066,000
Other research and development expenses	294,000	1,081,000
Selling, general and administrative expenses	8,570,000	8,850,000
Amortization of intangible assets	229,000	229,000
Other income, net	(524,000)	(59,000)
Net loss	$(17,542,000)	$(32,121,000)